Other Financial Liabilities - Current - Schedule of Other Financial Liabilities - Current (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Other Financial Liabilities - Current [Abstract]
Lease liabilities	$ 121,898	$ 127,835	$ 135,478
Liability under option agreement	88,293	91,813	94,118
Professional fees payable	47,239	48,995	14,059
Total	$ 257,430	$ 268,643	$ 243,655